Revenue Recognition (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue Recognition
Contract assets, beginning	$ 275,337	$ 195,516	$ 144,364
Labor costs expensed	(392,321)	(391,423)	(298,866)
Labor costs deferred	207,576	471,244	350,018
Contract assets, ending	$ 90,592	$ 275,337	$ 195,516